CAPITAL STOCK - Issued and outstanding capital stock (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common shares, Amount
End of year	$ 827.5	$ 339.0	$ 155.9
Capital stock
Common shares, Number
End of year	10,739,285	10,739,285	10,739,285
Common shares, Amount
End of year	$ 312.9	$ 312.9	$ 312.9